Background And Description of Business (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Revision of Prior Period Financial Statements
The revised consolidated balance sheet amounts and consolidated statement of changes in stockholders’ equity that appear in these consolidated financial statements are as follows (all amounts in thousands):

	December 31, 2011
	As Previously Reported	Adjustment	As Revised
Inventories, net	$11,393	$(550)	$10,843
Total current assets	18,666	(550)	18,116
Total assets	110,894	(550)	110,344
Accumulated deficit	(29,453)	(550)	(30,003)
Total stockholders’ equity	70,203	(550)	69,653
Total liabilities and stockholders' equity	110,894	(550)	110,344

	December 31, 2010
	As Previously Reported	Adjustment	As Revised
Accumulated deficit	$(29,780)	$(550)	$(30,330)
Total stockholders’ equity	59,018	(550)	58,468